Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	€ 3,639	€ 3,116
Work in progress	8,716	8,020
Total	€ 12,355	€ 11,136